Taxes on Earnings Schedule of deferred tax assets and liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 29, 2013	Dec. 30, 2012	Dec. 25, 2011
Deferred Tax Assets, Gross
Accrued liabilities		$ 18,298	$ 11,468
Inventories		12,173	15,447
Benefits and compensation		18,645	19,135
Hedges		1,362	3,933
Assets held for sale		3,738
Net operating loss carryforwards		326,667	338,718
Federal & state tax credits		10,529	12,101
Postretirement benefits		37,881	33,160
Alternative minimum tax		1,901	1,901
Other		2,815	1,398
Subtotal		434,009	437,261
Valuation allowance		(13,354)	(14,202)
Total net deferred tax assets		420,655	423,059
Other intangible assets		(697,043)	(677,393)
Partnership interest		(8,902)	(8,885)
Plant assets		(82,992)	(80,767)
Unremitted earnings		(2,560)	(2,240)
Other		(1,488)	(631)
Total deferred tax liabilities		(792,985)	(769,916)
Net deferred tax asset (liability)		(372,330)	(346,857)
Amounts recognized in the Consolidated Balance Sheets
Current net deferred tax assets	121,181	99,199	71,109
Long-term net deferred tax liability	(530,148)	(471,529)	(417,966)
Net deferred tax asset (liability)		$ (372,330)	$ (346,857)